SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 8615 JKEAN@SIDLEY.COM

May 9, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ken Ellington, Division of Investment Management

Re:	Popular Total Return Fund, Inc.

(1933 Act File No. 333-259161 / 1940 Act File No. 811-23695)

Dear Mr. Ellington:

On behalf of the Popular Total Return Fund, Inc. (the “Fund”), below please find our response to the comment (the “Comments”) received from you (the “Staff”) on April 8, 2022 on the Fund’s draft registration statement on Form N-1A (the “Registration Statement”). The Registration Statement was filed with the Securities and Exchange Commission (the “Commission”) on April 7, 2022 and contained a Prospectus relating to the issuance of shares (the “Shares”) of the Fund, as well as a Statement of Additional Information relating to the Fund.

We have discussed your Comment with representatives of the Fund. Pursuant to your instructions, we are transmitting our response to the Comment in the form of this response letter (the “Response Letter”) concurrently with a filing of the Registration Statement, including exhibits (the “Filing”), which Filing reflects our responses.

Unless otherwise indicated, defined terms used herein have the meaning set forth in the Registration Statement.

1.	Comment: Please provide an explanation as to the difference between the net expense ratio provided in the fee table and the financial highlights.

Response: The fee table excludes extraordinary expenses related to registration under the Investment Company Act of 1940, as amended; and changes in other expenses such as lower administrative fees, new contractual chief compliance officer services fee, and changes in transfer agency and custody fees.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

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Please do not hesitate to contact the undersigned (212-839-8615) with any comments or questions you might have.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

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